Interests in associates, joint ventures and other investments - Summary of Aggregate Financial Performance of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of principal associates and joint ventures [line items]
Share of other comprehensive income/(loss) of associate undertakings	£ 51.2	£ 13.5	£ (61.5)
Associates and Joint Ventures
Disclosure of principal associates and joint ventures [line items]
Share of results of associate undertakings	(60.4)	23.8	(136.0)
Share of other comprehensive income/(loss) of associate undertakings	51.2	13.5	(61.5)
Share of total comprehensive (loss)/income of associate undertakings	£ (9.2)	£ 37.3	£ (197.5)